Document and Entity Information	Jan. 27, 2026
Cover [Abstract]
Entity Registrant Name	PROSPERITY BANCSHARES INC
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001068851
Document Type	8-K
Document Period End Date	Jan. 27, 2026
Entity Incorporation State Country Code	TX
Entity File Number	001-35388
Entity Tax Identification Number	74-2331986
Entity Address, Address Line One	4295 San Felipe
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	(281)
Local Phone Number	269-7199
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $1.00 per share
Trading Symbol	PB
Entity Emerging Growth Company	false